Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended			12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024		Dec. 31, 2024		Dec. 31, 2023 [1]	Dec. 31, 2022 [1]
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ 698,032	$ (387,781)		$ (474,101)		$ 108,418	$ 135,847
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation of plant and equipment	(12,224)	12,619		19,502		31,173	100,533
Amortization of right-of-use assets	(88,135)	4,442		186,762		198,535	203,411
Finance cost	120,335
Loss on disposal of plant and equipment							114,013
Amortisation of share-based compensation expense				33,334
Non cash discount on convertible notes				402,500
Provision of expected credit loss allowance						625	10,777
Interest expense				778,656		46,179
Waiver of related party balance						(88,151)
Gain on lease modification				(13,092)
Gain on promissory note				(953,861)
Directors’ remuneration							240,000
Legal and professional fee						27,320
(Gain on) Provision for income taxes				(486,706)			208,141
Changes in operating assets and liabilities:
Accounts receivable	(14,322)	(165,568)		(39,871)		1,166	129,922
Inventories	(15,281)	22,128		45,451		(80,665)	(7,219)
Loan to A SPAC I		140,000
Deposit, prepayment and other receivables, net	(1,759,823)	25,137		(2,000,851)		(448,266)	(15,197)
Accounts payable	(422,710)	1,771,406		1,126,338		71,362	58,752
Accrued liabilities and other payables	(256,780)	2,770,371		(6,750,587)		(51,167)	190,689
Contract liabilities	3,287	29,655		55,552		(1,352,231)	548,010
Operating lease liabilities	860,564	(12,714)		(204,846)		(230,433)	(175,132)
Finance lease liabilities							(19,476)
Taxes payable	(8,008)			11,746			(12,170)
Net cash provided by/(used in) operating activities	(895,065)	4,209,695		(8,264,074)		(1,766,135)	1,710,901
CASH FLOWS FROM INVESTING ACTIVITY
Purchase of plant and equipment	(63,540)	(10,393)		(53,045)		(69,848)	(94,452)
Purchase of intangible assets	(5,723,683)
Purchase of Right of Use	(819,692)	(1,056)
Investment in Artwork	(270,000)
Investment in Financial assets	(665,870)
Net cash used in investing activities	(7,542,785)	(11,449)		(53,045)		(69,848)	(94,452)
CASH FLOWS FROM FINANCING ACTIVITIES
Amount due from A SPAC I				140,000		(140,000)
Finance lease		(6,446)		(6,446)		(9,317)	(19,476)
Convertible bond and other borrowings, net	847,049	560,000
Other borrowings, net				8,583,597			128,204
Issuance of shares (net of reverse capitalization effect)						192,308
Interest paid				(677,663)		(24,704)
Amount with related parties	(269,025)	605,489		508,738		1,863,206	(1,742,509)
Subscription receivable	204,000	(8,892,956)		127,564
Equity line of Credit	9,181,273
Convertible promissory note		3,380,990
Net cash (used in)/provided by financing activities	9,963,297	(4,352,923)		8,675,790		1,881,493	(1,633,781)
Net (decrease)/increase in cash and cash equivalents	1,525,447	(154,677)		358,671		45,510	(17,332)
Effect of foreign currency translation on cash and cash equivalents	(374,711)	284,681		44,965		(18,962)	16,124
Cash and cash equivalents, beginning of period	457,740	54,104	[1]	54,104	[1]	27,556	28,764
Cash and cash equivalents, end of period	$ 1,608,476	$ 184,109		457,740		54,104	27,556
Supplementary cash flow information:
Taxes paid							(12,170)
Interest paid				$ (768,068)		$ (24,704)	$ (55,469)

[1]	Re-presented as mentioned in Note 23